March 10, 2006

VIA EDGAR LINK

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Galaxy Variable Annuity
(File no. 33-47976)

Dear Commissioners:

On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts (“the Accounts”) listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios:

SteinRoe Variable Investment Trust

Liberty Asset Allocation

Liberty Federal Securities

Liberty Money Market

Columbia Large Cap Growth1

1Pre 2/24/05 Liberty Equity

Filer/Entity:	SteinRoe Variable Investment Trust
Registration No.:	811-05199
CIK No.:	0000815425
Accession No.:	0001104659-06-015373
Date of Filing:	03/10/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

Sincerely,

/s/Laura Kealey
Laura Kealey
Vice President, Corporate Counsel